Cash flows from financing activities (Tables)	6 Months Ended
Jun. 30, 2026
Cash Flows From Financing Activities
Schedule of reconciliation of debt to cash flows

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total loans and borrowings	Subordinated notes	Total
Balance as of December 31, 2025	10,053	285	7,796	18,134	745	18,879
Additions	–	–	1,123	1,123	–	1,123
Payments	(39)	(173)	(986)	(1,198)	–	(1,198)
Interest paid (i)	(313)	(10)	(190)	(513)	(11)	(524)
Cash flow from financing activities	(352)	(183)	(53)	(588)	(11)	(599)
Effect of exchange rate	154	12	2	168	–	168
Interest accretion	392	5	193	590	23	613
Non-cash changes	546	17	195	758	23	781
Balance as of June 30, 2026	10,247	119	7,938	18,304	757	19,061

Balance as of December 31, 2024	8,539	337	5,916	14,792	–	14,792
Additions	1,830	–	1,457	3,287	–	3,287
Payments	(361)	(22)	(587)	(970)	–	(970)
Interest paid (i)	(309)	(9)	(191)	(509)	–	(509)
Cash flow from financing activities	1,160	(31)	679	1,808	–	1,808
Transfer to held for sale	(210)	(30)	–	(240)	–	(240)
Effect of exchange rate	168	24	24	216	–	216
Interest accretion	393	9	168	570	–	570
Non-cash changes	351	3	192	546	–	546
Balance as of June 30, 2025	10,050	309	6,787	17,146	–	17,146

(i) Classified as operating activities in the statement of cash flows.